Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 87,382	$ 103,873
Derivative financial liabilities	71,640	91,133
Derivatives held or issued for non-trading purposes [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	10,605	12,188
Derivative financial liabilities	8,347	10,851
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	4,140	4,132
Derivative financial liabilities	6,247	6,080
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5,917	6,890
Derivative financial liabilities	1,622	3,532
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	3
Derivative financial liabilities	45	78
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	547	1,163
Derivative financial liabilities	433	1,161
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,049	1,676
Derivative financial liabilities	1,195	1,092
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,049	1,676
Derivative financial liabilities	1,195	1,092
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,221	6,917
Derivative financial liabilities	4,416	6,098
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	33	(95)
Derivative financial liabilities	2,629	2,572
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5,754	6,310
Derivative financial liabilities	1,597	3,482
Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	434	702
Derivative financial liabilities	190	44
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,335	3,595
Derivative financial liabilities	2,736	3,661
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,058	2,551
Derivative financial liabilities	2,423	2,416
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	163	580
Derivative financial liabilities	25	50
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	3
Derivative financial liabilities	45	78
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	113	461
Derivative financial liabilities	$ 243	$ 1,117